ZHEJIANG CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY In Thousands	Total USD ($)	Ordinary USD ($)	Additional Paid in Capital USD ($)	Retained earnings USD ($)	Non-controlling interest USD ($)	ZHEJIANG CNY	ZHEJIANG Ordinary CNY	ZHEJIANG Additional Paid in Capital CNY	ZHEJIANG Capital Reserve CNY	ZHEJIANG PRC statutory reserves CNY	ZHEJIANG Retained earnings CNY	ZHEJIANG Non-controlling interest CNY
Beginning Balance, amount at Dec. 31, 2009						94,921		50,000	11,374	7,675	21,771	4,101
Net (loss)/income for the year	(757)			(1,087)	330	25,713					23,729	1,984
Capital injection						8,696		2,174	6,522
Dividend declared						(8,000)					(8,000)
Appropriation of reserves	0			(53)						3,124	(3,124)
Ending Balance, amount at Dec. 31, 2010						121,330		52,174	17,896	10,799	34,376	6,085
Net (loss)/income for the year	(10)			521	(531)	39,390					40,599	(1,209)
Capital injection						6,000	1,200		4,800
Dividend declared						(12,000)					(12,000)
Appropriation of reserves	0			1						4,264	(4,264)
Changed to limited company by shares							60,000
Dividend paid to NCI						(785)					(785)
Ending Balance, amount at Dec. 31, 2011						153,935	61,200		43,189	4,272	41,183	4,031
Net (loss)/income for the year	(120)			(429)	309	(1,501)					(1,250)	(251)
Capital injection						0
Appropriation of reserves				(37)						2	(2)
Ending Balance, amount at Dec. 31, 2012						152,434	61,200		43,189		39,931	3,840